Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                               September 30, 2019




Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:          Advisors Disciplined Trust 1440 (the "Fund")
                     ((File No. 333-202099) (CIK# 1628394))

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-effective Amendment No. 4, which was the most recent post-effective amendment to the registration statement, was filed electronically with the Commission on September 27, 2019.

                                Very truly yours,

                                Advisors Disciplined Trust 1440

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President